Taxes on Income (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Carry forward losses	$ 181,100	$ 164,900
2014 and Thereafter [Member]
Statement Line Items [Line Items]
Corporate tax rate	16.00%
Israel [Member]
Statement Line Items [Line Items]
Corporate tax rate	23.00%	23.00%	24.00%